Guarantor Financials - Consolidated Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating Activities:
Net cash provided by operating activities	$ 183.1	$ 119.2	$ 144.0
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	(3,564.1)	(352.9)	0
Additions to property	(115.5)	(32.8)	(30.9)
Restricted Cash	(43.3)	(38.1)	0
Cash advance for acquisition	(75.0)	0	0
Insurance proceeds on loss of property	4.3	0	0
Proceeds from Equity Method Investment, Dividends or Distributions	0		0
Proceeds from Collection of Long-term Loans to Related Parties	0
Payment for equity contributions			0
Proceeds from equity distributions	0	0
Net cash used by investing activities	(3,793.6)	(423.8)	(30.9)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	2,385.6	600.0	950.0
Proceeds from issuance of preferred stock, net of issuance costs	310.2	234.0	0
Proceeds from Issuance of common stock, net of issuance costs	593.4	0	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	238.1	0	0
Proceeds from issuance of debt component of tangible equity units	41.8	0	0
Repayments of long-term debt	(6.9)	(170.6)	(4.4)
Payment to Ralcorp	0	0	(900.0)
Purchases of treasury stock	0	0	(53.4)
Payments of preferred stock dividend	(14.4)	(4.2)	0
Payments of Debt Issuance Costs	(64.0)	(10.5)	(17.7)
Change in net investment of Ralcorp	0	0	(39.4)
Changes in intercompany debt	0	0	7.8
Payments for equity ditributions	0	0	0
Proceeds from equity contributions	0		0
Origination of Notes Receivable from Related Parties	0
Other, net	0.4	0.1	0
Net cash used by financing activities	3,484.2	648.8	(57.1)
Effect of exchange rate changes on cash and cash equivalents	(7.3)	(0.4)	0.5
Net Decrease in Cash and Cash Equivalents	(133.6)	343.8	56.5
Cash and cash equivalents, beginning of year	402.0	58.2	1.7
Cash and cash equivalents, end of year	268.4	402.0	58.2
Parent Company
Cash Flows from Operating Activities:
Net cash provided by operating activities	(110.6)	37.7	(3.1)
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	3,329.1	(345.8)
Additions to property	0	0	0
Restricted Cash	(37.0)	(38.1)
Cash advance for acquisition	0
Insurance proceeds on loss of property	0
Proceeds from Equity Method Investment, Dividends or Distributions	(323.7)		84.3
Proceeds from Collection of Long-term Loans to Related Parties	0
Payment for equity contributions			6.0
Proceeds from equity distributions	102.8	39.1
Net cash used by investing activities	(3,513.0)	(344.8)	78.3
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	2,385.6	600.0	950.0
Proceeds from issuance of preferred stock, net of issuance costs	310.2	234.0
Proceeds from Issuance of common stock, net of issuance costs	593.4
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	238.1
Proceeds from issuance of debt component of tangible equity units	41.8
Repayments of long-term debt	(5.6)	(170.6)	(4.4)
Payment to Ralcorp			(900.0)
Purchases of treasury stock			(53.4)
Payments of preferred stock dividend	(14.4)	(4.2)
Payments of Debt Issuance Costs	(64.0)	(10.5)	(17.7)
Change in net investment of Ralcorp		(0.1)	0
Changes in intercompany debt			0
Payments for equity ditributions	0	0	0
Proceeds from equity contributions	0		0
Origination of Notes Receivable from Related Parties	0
Other, net	0.4
Net cash used by financing activities	3,485.5	648.8	(25.5)
Effect of exchange rate changes on cash and cash equivalents	(6.7)	0	0
Net Decrease in Cash and Cash Equivalents	(144.8)	341.7	49.7
Cash and cash equivalents, beginning of year	391.4	49.7	0
Cash and cash equivalents, end of year	246.6	391.4	49.7
Guarantors
Cash Flows from Operating Activities:
Net cash provided by operating activities	294.1	158.3	201.5
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	(52.2)	(7.1)
Additions to property	(111.2)	(30.3)	(29.5)
Restricted Cash	76.3	0
Cash advance for acquisition	73.7
Insurance proceeds on loss of property	4.3
Proceeds from Equity Method Investment, Dividends or Distributions	0		0
Proceeds from Collection of Long-term Loans to Related Parties	0.1
Payment for equity contributions			0
Proceeds from equity distributions	0	0
Net cash used by investing activities	(204.6)	(37.4)	(29.5)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	0	0	0
Proceeds from issuance of preferred stock, net of issuance costs	0	0
Proceeds from Issuance of common stock, net of issuance costs	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	0
Proceeds from issuance of debt component of tangible equity units	0
Repayments of long-term debt	(1.3)	0	0
Payment to Ralcorp			0
Purchases of treasury stock			0
Payments of preferred stock dividend	0	0
Payments of Debt Issuance Costs	0	0	0
Change in net investment of Ralcorp		0	(21.3)
Changes in intercompany debt			0
Payments for equity ditributions	(102.8)	(119.0)	(148.5)
Proceeds from equity contributions	26.2		0
Origination of Notes Receivable from Related Parties	0
Other, net	0
Net cash used by financing activities	(77.9)	(119.0)	(169.8)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net Decrease in Cash and Cash Equivalents	11.6	1.9	2.2
Cash and cash equivalents, beginning of year	4.1	2.2	0
Cash and cash equivalents, end of year	15.7	4.1	2.2
Non-Guarantors
Cash Flows from Operating Activities:
Net cash provided by operating activities	1.8	4.8	9.8
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	287.2	0
Additions to property	(4.3)	(2.5)	(1.4)
Restricted Cash	4.0	0
Cash advance for acquisition	1.3
Insurance proceeds on loss of property	0
Proceeds from Equity Method Investment, Dividends or Distributions	0		0
Proceeds from Collection of Long-term Loans to Related Parties	0
Payment for equity contributions			0
Proceeds from equity distributions	0	0
Net cash used by investing activities	(296.8)	(2.5)	(1.4)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	0	0	0
Proceeds from issuance of preferred stock, net of issuance costs	0	0
Proceeds from Issuance of common stock, net of issuance costs	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	0
Proceeds from issuance of debt component of tangible equity units	0
Repayments of long-term debt	0	0	0
Payment to Ralcorp			0
Purchases of treasury stock			0
Payments of preferred stock dividend	0	0
Payments of Debt Issuance Costs	0	0	0
Change in net investment of Ralcorp		0	(18.1)
Changes in intercompany debt			7.8
Payments for equity ditributions	0	0	0
Proceeds from equity contributions	297.5		6.0
Origination of Notes Receivable from Related Parties	(0.1)
Other, net	0
Net cash used by financing activities	297.4	0	(4.3)
Effect of exchange rate changes on cash and cash equivalents	(0.6)	(0.4)	0.5
Net Decrease in Cash and Cash Equivalents	1.8	1.9	4.6
Cash and cash equivalents, beginning of year	8.2	6.3	1.7
Cash and cash equivalents, end of year	10.0	8.2	6.3
Eliminations
Cash Flows from Operating Activities:
Net cash provided by operating activities	(2.2)	(81.6)	(64.2)
Cash Flows from Investing Activities:
Business acquisitions, net of cash acquired	0	0
Additions to property	0	0	0
Restricted Cash	0	0
Cash advance for acquisition	0
Insurance proceeds on loss of property	0
Proceeds from Equity Method Investment, Dividends or Distributions	323.7		84.3
Proceeds from Collection of Long-term Loans to Related Parties	(0.1)
Payment for equity contributions			(6.0)
Proceeds from equity distributions	(102.8)	(39.1)
Net cash used by investing activities	220.8	(39.1)	(78.3)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	0	0	0
Proceeds from issuance of preferred stock, net of issuance costs	0	0
Proceeds from Issuance of common stock, net of issuance costs	0
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	0
Proceeds from issuance of debt component of tangible equity units	0
Repayments of long-term debt	0	0	0
Payment to Ralcorp			0
Purchases of treasury stock			0
Payments of preferred stock dividend	0	0
Payments of Debt Issuance Costs	0	0	0
Change in net investment of Ralcorp		0	0
Changes in intercompany debt			0
Payments for equity ditributions	102.8	119.0	148.5
Proceeds from equity contributions	(323.7)		(6.0)
Origination of Notes Receivable from Related Parties	0.1
Other, net	0
Net cash used by financing activities	(220.8)	119.0	142.5
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net Decrease in Cash and Cash Equivalents	(2.2)	(1.7)	0
Cash and cash equivalents, beginning of year	(1.7)	0	0
Cash and cash equivalents, end of year	$ (3.9)	$ (1.7)	$ 0